Income taxes - DTA (Detail 3.1) - USD ($) $ in Millions		Dec. 31, 2018		Jan. 01, 2018	Dec. 31, 2017		Jan. 01, 2017
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Gross	[1]	$ 19,659			$ 22,537
Valuation allowance	[1]	(9,554)			(12,481)
Recognized		10,105	[1]	$ 10,182	10,056	[1]	$ 13,158
Tax loss carry-forwards
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Gross	[1]	15,088			17,372
Valuation allowance	[1]	(8,989)			(11,480)
Recognized	[1]	6,099			5,892
Temporary differences
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Gross	[1]	4,571			5,165
Valuation allowance	[1]	(565)			(1,001)
Recognized	[1]	4,006			4,164
of which: related to real estate costs capitalized for US tax purposes | Temporary differences
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Gross	[1]	2,159			0
Valuation allowance	[1]	(25)			0
Recognized	[1]	2,134			0
of which: related to compensation and benefits | Temporary differences
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Gross	[1]	1,150			1,165
Valuation allowance	[1]	(192)			(228)
Recognized	[1]	959			937
of which: related to trading assets | Temporary differences
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Gross	[1]	390			485
Valuation allowance	[1]	(50)			(60)
Recognized	[1]	339			425
of which: related to investments in subsidiaries and goodwill | Temporary differences
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Gross	[1]	202			2,392
Valuation allowance	[1]	0			0
Recognized	[1]	202			2,392
of which: other | Temporary differences
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Gross	[1]	670			1,123
Valuation allowance	[1]	(298)			(713)
Recognized	[1]	372			410
UBS AG
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Gross	[1]	19,614			22,474
Valuation allowance	[1]	(9,548)			(12,481)
Recognized		10,066	[1]	$ 10,118	9,993	[1]	$ 13,147
UBS AG | Tax loss carry-forwards
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Gross	[1]	15,088			17,372
Valuation allowance	[1]	(8,989)			(11,480)
Recognized	[1]	6,099			5,892
UBS AG | Temporary differences
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Gross	[1]	4,526			5,102
Valuation allowance	[1]	(559)			(1,001)
Recognized	[1]	3,967			4,101
UBS AG | of which: related to real estate costs capitalized for US tax purposes | Temporary differences
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Gross	[1]	2,159			0
Valuation allowance	[1]	(25)			0
Recognized	[1]	2,134			0
UBS AG | of which: related to compensation and benefits | Temporary differences
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Gross	[1]	1,146			1,162
Valuation allowance	[1]	(192)			(228)
Recognized	[1]	954			934
UBS AG | of which: related to trading assets | Temporary differences
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Gross	[1]	390			485
Valuation allowance	[1]	(50)			(60)
Recognized	[1]	339			425
UBS AG | of which: related to investments in subsidiaries and goodwill | Temporary differences
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Gross	[1]	179			2,344
Valuation allowance	[1]	0			0
Recognized	[1]	179			2,344
UBS AG | of which: other | Temporary differences
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Gross	[1]	653			1,111
Valuation allowance	[1]	(292)			(713)
Recognized	[1]	$ 361			$ 398

[1]	Less deferred tax liabilities as applicable.